Income taxes (Details 2) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before income taxes		₨ 18,032	$ 239	₨ 22,443	₨ 14,341
Enacted tax rate in India		34.94%	34.94%	34.94%	34.61%
Computed expected tax expense		₨ (6,301)		₨ (7,842)	₨ (4,963)
Effect of:
Differences between Indian and foreign tax rates		(3,385)		734	712
(Unrecognized deferred tax assets)/recognition of previously unrecognized deferred tax assets, net		6,478		(482)	(1,673)
Expenses not deductible for tax purposes		(155)		(340)	(261)
Reversal of earlier years' tax provisions		0		282	135
Income exempt from income taxes		1,029		1,282	746
Foreign exchange differences		64		470	41
Incremental deduction allowed for research and development costs	[1]	1,241		1,134	1,324
Tax expense on distributed/undistributed earnings of subsidiary outside India		(254)		0	0
Write off of accounts receivables		0		1,294	0
Income from sale of capital assets		2,620		0	0
Effect of change in tax rate		37		(3)	(1,329)
Others		92		(177)	733
Income tax benefit/(expense)		₨ 1,466	$ 19	₨ (3,648)	₨ (4,535)
Effective tax rate		(8.00%)	(8.00%)	16.00%	32.00%

[1]	India’s Finance Act, 2016 incorporated an amendment that reduces the weighted deduction on eligible research and development expenditure in a phased manner from 200% to 150% commencing from April 1, 2017 and from 150% to 100% effective April 1, 2020.